Impairment of Goodwill and Long-Lived Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2008	Dec. 31, 2011
Goodwill [Line Items]
Forecasted period for non-mining subsidiaries to reach stabilized cash flows	5 years
Terminal growth rate	2.50%
Goodwill impairment	$ 0		$ 38,310,000			$ 0
Number of reporting units for testing of long-lived assets for recoverability	21
Impairment loss on long-lived assets	120,237,000				245,908,000
Goodwill carrying value	403,207,000	[1]	687,763,000	[1]	782,815,000		1,046,818,000
Impairment of long-lived assets, recognized	120,237,000
Yakutugol [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	54.00%
Decrease in future planned revenues	18.10%
Point increase in discount rates for each year within the forecasted period	7.70%
Other Business Unit [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	106.00%
Kuzbass Power Sales Company (KPSC) [Member]
Goodwill [Line Items]
Excess of fair value over carrying value	72.00%
Decrease in future planned revenues	0.80%
Point increase in discount rates for each year within the forecasted period	6.60%
Points decrease in cash flows growth rate after the forecasted period	11.40%
Goodwill carrying value			31,352,000
Ekos-plus. [Member]
Goodwill [Line Items]
Goodwill carrying value			0
WNL Staal [Member]
Goodwill [Line Items]
Goodwill carrying value			0
Ramateks [Member]
Goodwill [Line Items]
Goodwill carrying value			0
Mechel Transport [Member]
Goodwill [Line Items]
Goodwill carrying value			0
Donetsk Electrometallurgical Plant (DEMP) [Member]
Goodwill [Line Items]
Goodwill impairment					205,522,000
Impairment loss on long-lived assets	18,020,000		177,417,000		205,522,000
Remaining carrying value of long-lived assets			35,661,000
Impairment of long-lived assets, recognized	18,020,000		177,417,000
Mechel Service Romania S.R.L [Member]
Goodwill [Line Items]
Remaining carrying value of long-lived assets	$ 4,251,000

[1]	See Note 4(e)